Consolidated Statement of Financial Position - SEK SEK in Millions		Dec. 31, 2017	Dec. 31, 2016
Assets
Cash and cash equivalents	[1]	SEK 1,231	SEK 7,054
Treasuries/government bonds		4,382	3,687
Other interest-bearing securities except loans		39,807	49,901
Loans in the form of interest-bearing securities		41,125	46,222
Loans to credit institutions		23,198	26,190
Loans to the public		141,111	147,909
Derivatives		7,803	12,005
Property, plant, equipment and intangible assets		88	123
Other assets		3,556	4,167
Prepaid expenses and accrued revenues		2,091	2,184
Total assets		264,392	299,442
Liabilities and equity
Borrowing from credit institutions		2,317	3,756
Senior securities issued		222,516	249,192
Derivatives		16,480	22,072
Other liabilities		826	2,374
Accrued expenses and prepaid revenues		2,063	2,036
Deferred tax liabilities		531	559
Provisions		45	51
Subordinated securities issued		2,040	2,266
Total liabilities		246,818	282,306
Share capital		3,990	3,990
Reserves		30	130
Retained earnings		13,554	13,016
Total equity	[2],[3]	17,574	17,136
Total liabilities and equity		SEK 264,392	SEK 299,442

[1]	Cash and cash equivalents include, in this context, cash at banks that can be immediately converted into cash and short-term deposits for which the time to maturity does not exceed three months from trade date. See Note 11 to the Consolidated Financial Statements.
[2]	See Note 23 to the Consolidated Financial Statements.
[3]	The entire equity is attributable to the shareholder of the Parent Company.